Provisions for legal proceedings - Summary of Judicial Deposits with Legal Proceedings (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current judicial deposits (assets) [abstract]
Tax	$ 4,563	$ 3,302
Labor	1,161	1,209
Civil	823	891
Environmental	160	176
Others	4	4
Total	$ 6,711	$ 5,582	$ 3,999